Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Interest paid, net of amount capitalized	$ 372	$ 436	$ 543
Income taxes paid, net of refunds	8	9	9
Additions to fixed assets for accrued capital expenditures	$ 1	$ 20	$ 19